NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
Schedule of basic and diluted income per share

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Numerator:
Net income	2,844,037	2,955,709	3,600,382	513,877
Less: Net income attributable to non-controlling interests	—	—	—	—
Net income attributable to ordinary shareholders	2,844,037	2,955,709	3,600,382	513,877

Denominator:
Weighted average number of shares – basic	2,532,109,710	2,545,968,813	2,565,138,656	2,565,138,656
Adjustments for dilutive options and RSUs	453,592	2,033,237	3,034,385	3,034,385
Weighted average number of shares – diluted	2,532,563,302	2,548,002,050	2,568,173,041	2,568,173,041

Basic net income per share attributable to ordinary shareholders	1.12	1.16	1.40	0.20
Diluted net income per share attributable to ordinary shareholders	1.12	1.16	1.40	0.20